UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     LightBox Master Fund, Ltd.*

Address:  c/o Maples Corporate Services Limited
          P.O. Box 309, Ugland House
          Grand Cayman, Cayman Islands KY1-1104


13F File Number: 028-14435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark Rubin
Title:  Authorized Signatory
Phone: 212-616-8000



Signature, Place and Date of Signing:


    Mark Rubin                    New York, New York            May 15, 2012
-------------------              --------------------       -----------------
   [Signature]                     [City, State]                  [Date]

*As of March 31, 2012, LightBox Master Fund, Ltd. has been liquidated and does not have any holdings to report. As a result, no further Form 13Fs will be filed on behalf of LightBox Master Fund, Ltd.

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

         Form 13F File Number              Name
         --------------------              ----

         028-14434                         LightBox Capital Management, LLC



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